Net Gains or Losses on Financial Instruments Held For Trading_Net Gains Or Losses From Financial Instruments Designated At Fair Value Through Profit Or Loss(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Gains Losses On Financial Instruments At Fair Value Through Profit Or Loss Designated Upon Initial Recognition Line Items [Line Items]
Revenue from financial instruments designated at fair value through profit or loss	₩ 667,508	₩ 603,409	[1]	₩ 209,728	[1]
Expense from financial instruments designated at fair value through profit or loss	760,577	1,344,892	[1]	590,939	[1]
Net Gains Or Losses On Financial Instruments Designated At Fair Value Through Profit Or Loss	₩ (93,069)	₩ (741,483)	[1]	₩ (381,211)	[1]
Description Of Nature Of Gains Losses On Financial Instruments At Fair Value Through Profit Or Loss Designated Upon Initial Recognition	Net gain or loss from financial instruments designated at fair value through profit or loss includes dividend income and gains or losses arising from changes in the fair values, sales and redemptions.	Net gain or loss from financial instruments designated at fair value through profit or loss includes dividend income and gains or losses arising from changes in the fair values, sales and redemptions.		Net gain or loss from financial instruments designated at fair value through profit or loss includes dividend income and gains or losses arising from changes in the fair values, sales and redemptions.
Financial assets designated at fair value through profit or loss
Gains Losses On Financial Instruments At Fair Value Through Profit Or Loss Designated Upon Initial Recognition Line Items [Line Items]
Revenue from financial instruments designated at fair value through profit or loss	₩ 0	₩ 128,673	[1]	₩ 118,371	[1]
Expense from financial instruments designated at fair value through profit or loss	0	78,113	[1]	8,447	[1]
Financial instruments designated at fair value through profit or loss
Gains Losses On Financial Instruments At Fair Value Through Profit Or Loss Designated Upon Initial Recognition Line Items [Line Items]
Revenue from financial instruments designated at fair value through profit or loss	667,508	474,736	[1]	91,357	[1]
Expense from financial instruments designated at fair value through profit or loss	₩ 760,577	₩ 1,266,779	[1]	₩ 582,492	[1]

[1]	Regarding reclassification of interest income following the change of accounting policy, gains related to financial instruments held for trading for 2016 and 2017, has been restated.